Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Cash and cash equivalents

20.Cash and cash equivalents

	2024	2023
	$’000	$'000

Cash and bank deposits(a)	577,956	293,823
Cash and cash equivalents	577,956	293,823
(a)	Includes $175.0 million (2023: $105.4 million) of fixed term bank deposits.

The credit ratings of the Group’s principal banking partners as of December 31, 2024, and 2023, based on publicly reported Fitch ratings, are as follows. The Group regularly monitors its credit risk with banking partners and did not incur any losses during 2024 and 2023 as a result of bank failures.

	2024	2023
	$’000	$'000
Cash and cash equivalents
AAA (F1+)	16,718	16,030
AA	—	2
A+	31	15,686
A (F1)	282,279	67,505
A-	—	216
BBB+	184	15,889
BBB-	55,856	88
B+	—	7,611
B	200,318	169,517
C/not rated	22,570	1,279
	577,956	293,823